PREPAIDS AND OTHER (Tables)	12 Months Ended
Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of components of prepaids and other
The components of prepaids and other at December 31 were as follows:

	2019	2018
Inventory advances	$10,418	$3,851
Insurance and licenses	309	846
Deposits	2,231	1,921
Contract acquisition and fulfillment costs	1,529	880
Other	4,769	4,205
	$19,256	$11,703